ACQUISITION (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 20, 2017 CNY (¥)	Nov. 20, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Nov. 20, 2017 USD ($)
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			¥ 22,830
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets			5,920
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			1,438
Payments to Acquire Businesses, Net of Cash Acquired			833	$ 128	¥ 0	¥ 14,000
Bay State College [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%						100.00%
Business Combination, Consideration Transferred	¥ 22,830	$ 3,494
Payments to Acquire Businesses, Gross	16,064	$ 2,459	16,064	$ 2,459
Business Combination, Contingent Consideration, Liability	6,766						$ 1,036
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	7,358
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets	5,920		5,920
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	¥ 1,438		¥ 1,438
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years 3 months 18 days	3 years 3 months 18 days	3 years 3 months 18 days	3 years 3 months 18 days
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			¥ 6,430
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			295
Cash Acquired from Acquisition			15,231	$ 2,331
Payments to Acquire Businesses, Net of Cash Acquired			¥ 833	$ 128